Schedule of Fair Value Measurement Inputs and Valuation Techniques of Warrants (Details)	Mar. 31, 2025 $ / shares	Feb. 18, 2025 $ / shares	Dec. 31, 2024 $ / shares	Apr. 30, 2024 $ / shares	Aug. 10, 2023 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants					$ 11.50
Initial OrbiMed Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants	$ 9.3722		$ 9.3722	$ 9.5562
Subsequent OrbiMed Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants		$ 5.4787
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input			6.3	7.0
Measurement Input, Expected Term [Member] | Initial OrbiMed Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	6.1		6.3
Measurement Input, Expected Term [Member] | Subsequent OrbiMed Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	6.9	7.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input			4.5	4.7
Measurement Input, Risk Free Interest Rate [Member] | Initial OrbiMed Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	4.0		4.5
Measurement Input, Risk Free Interest Rate [Member] | Subsequent OrbiMed Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	4.1	4.1
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input			70.0	65.0
Measurement Input, Price Volatility [Member] | Initial OrbiMed Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	70.0		70.0
Measurement Input, Price Volatility [Member] | Subsequent OrbiMed Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	70.0	70.0
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input			0	0
Measurement Input, Expected Dividend Rate [Member] | Initial OrbiMed Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0		0
Measurement Input, Expected Dividend Rate [Member] | Subsequent OrbiMed Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0	0
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants			$ 9.3722	$ 9.5562
Measurement Input, Exercise Price [Member] | Initial OrbiMed Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants	$ 9.3722		$ 9.3722
Measurement Input, Exercise Price [Member] | Subsequent OrbiMed Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants	$ 5.4787	$ 5.4787
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input			5.01	9.31
Measurement Input, Share Price [Member] | Initial OrbiMed Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	5.52		5.01
Measurement Input, Share Price [Member] | Subsequent OrbiMed Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	5.52	5.69